Risk Management - Economic uncertainty adjustments and Other adjustments (Details) - GBP (£) £ in Millions	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure of financial assets [line items]
Financial assets	£ (1,518,454)	£ (1,491,765)
Accumulated impairment
Disclosure of financial assets [line items]
Financial assets	5,727	5,532
Loans and advances
Disclosure of financial assets [line items]
Financial assets	(361,523)	(346,273)
Retail mortgages
Disclosure of financial assets [line items]
Financial assets	(177,333)	(168,061)
Retail mortgages | Accumulated impairment
Disclosure of financial assets [line items]
Financial assets	117	187	£ 583
Retail credit cards
Disclosure of financial assets [line items]
Financial assets	(36,952)	(34,779)
Retail credit cards | Accumulated impairment
Disclosure of financial assets [line items]
Financial assets	3,329	3,307	3,486
Retail other
Disclosure of financial assets [line items]
Financial assets	(13,914)	(13,808)
Retail other | Accumulated impairment
Disclosure of financial assets [line items]
Financial assets	517	410	353
Corporate loans
Disclosure of financial assets [line items]
Financial assets	(133,324)	(129,625)
Corporate loans | Accumulated impairment
Disclosure of financial assets [line items]
Financial assets	1,326	1,166	£ 1,299
Post-model adjustment | Accumulated impairment
Disclosure of financial assets [line items]
Financial assets	81
Economic uncertainty adjustments | Accumulated impairment
Disclosure of financial assets [line items]
Financial assets	115	78
Economic uncertainty adjustments | Loans and advances | Accumulated impairment
Disclosure of financial assets [line items]
Financial assets	114	78
Economic uncertainty adjustments | Loans and advances | United Kingdom | Accumulated impairment
Disclosure of financial assets [line items]
Financial assets	39	78
Economic uncertainty adjustments | Loans and advances | Rest of the world | Accumulated impairment
Disclosure of financial assets [line items]
Financial assets	75	0
Economic uncertainty adjustments | Retail mortgages | United Kingdom | Accumulated impairment
Disclosure of financial assets [line items]
Financial assets	0	36
Economic uncertainty adjustments | Retail mortgages | Rest of the world | Accumulated impairment
Disclosure of financial assets [line items]
Financial assets	0	0
Economic uncertainty adjustments | Retail credit cards | United Kingdom | Accumulated impairment
Disclosure of financial assets [line items]
Financial assets	0	0
Economic uncertainty adjustments | Retail credit cards | Rest of the world | Accumulated impairment
Disclosure of financial assets [line items]
Financial assets	31	0
Economic uncertainty adjustments | Retail other | United Kingdom | Accumulated impairment
Disclosure of financial assets [line items]
Financial assets	0	0
Economic uncertainty adjustments | Retail other | Rest of the world | Accumulated impairment
Disclosure of financial assets [line items]
Financial assets	0	0
Economic uncertainty adjustments | Corporate loans | United Kingdom | Accumulated impairment
Disclosure of financial assets [line items]
Financial assets	39	42
Economic uncertainty adjustments | Corporate loans | Rest of the world | Accumulated impairment
Disclosure of financial assets [line items]
Financial assets	44	0
Economic uncertainty adjustments | Debt securities at amortised cost | Accumulated impairment
Disclosure of financial assets [line items]
Financial assets	1	0
Economic uncertainty adjustments | Cross default risk | Loans and advances | Accumulated impairment
Disclosure of financial assets [line items]
Financial assets	115	53
Economic uncertainty adjustments | Cross default risk | Retail mortgages | United Kingdom | Accumulated impairment
Disclosure of financial assets [line items]
Financial assets	0	11
Economic uncertainty adjustments | Cross default risk | Retail credit cards | Rest of the world | Accumulated impairment
Disclosure of financial assets [line items]
Financial assets	31	0
Economic uncertainty adjustments | Cross default risk | Corporate loans | United Kingdom | Accumulated impairment
Disclosure of financial assets [line items]
Financial assets	39	42
Economic uncertainty adjustments | Cross default risk | Corporate loans | Rest of the world | Accumulated impairment
Disclosure of financial assets [line items]
Financial assets	44	0
Economic uncertainty adjustments | Model uncertainty risk | Loans and advances | Accumulated impairment
Disclosure of financial assets [line items]
Financial assets	0	25
Economic uncertainty adjustments | Model uncertainty risk | Retail mortgages | United Kingdom | Accumulated impairment
Disclosure of financial assets [line items]
Financial assets	0	25
Other adjustments | Accumulated impairment
Disclosure of financial assets [line items]
Financial assets	254	150
Other adjustments | Loans and advances | Accumulated impairment
Disclosure of financial assets [line items]
Financial assets	254	157
Other adjustments | Loans and advances | United Kingdom | Accumulated impairment
Disclosure of financial assets [line items]
Financial assets	153	178
Other adjustments | Loans and advances | Rest of the world | Accumulated impairment
Disclosure of financial assets [line items]
Financial assets	101	(21)
Other adjustments | Retail mortgages | United Kingdom | Accumulated impairment
Disclosure of financial assets [line items]
Financial assets	15	71
Other adjustments | Retail mortgages | Rest of the world | Accumulated impairment
Disclosure of financial assets [line items]
Financial assets	1	0
Other adjustments | Retail credit cards | United Kingdom | Accumulated impairment
Disclosure of financial assets [line items]
Financial assets	0	(22)
Other adjustments | Retail credit cards | Rest of the world | Accumulated impairment
Disclosure of financial assets [line items]
Financial assets	87	(23)
Other adjustments | Retail other | United Kingdom | Accumulated impairment
Disclosure of financial assets [line items]
Financial assets	85	90
Other adjustments | Retail other | Rest of the world | Accumulated impairment
Disclosure of financial assets [line items]
Financial assets	0	4
Other adjustments | Corporate loans | United Kingdom | Accumulated impairment
Disclosure of financial assets [line items]
Financial assets	53	39
Other adjustments | Corporate loans | Rest of the world | Accumulated impairment
Disclosure of financial assets [line items]
Financial assets	13	(2)
Other adjustments | Debt securities at amortised cost | Accumulated impairment
Disclosure of financial assets [line items]
Financial assets	£ 0	£ (7)